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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21978


                            Pioneer Series Trust VI
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  October 31

Date of reporting period:  January 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.


                          Pioneer Floating Rate Fund
                  Schedule of Investments 1/31/08 (unaudited)

PrincipalFloating
Amount ($Rate (b)                                                    Value
                ASSET BACKED SECURITIES - 2.5 %
                Energy - 1.5 %
                Oil & Gas Equipment & Services - 1.5 %
500,000   7.74  Sevan Marine ASA, Floating Rate Note, 5/14/13 (1 $   485,000
                Total Energy                                     $   485,000
                Transportation - 1.0 %
                Airlines - 1.0 %
366,777         American Airline, 7.377%, 5/23/19                $   331,933
                Total Transportation                             $   331,933
                TOTAL ASSET BACKED SECURITIES
                (Cost  $864,943)                                 $   816,933

                CORPORATE BONDS - 6.6 %
                Materials - 0.3 %
                Diversified Metals & Mining - 0.3 %
100,000         Freeport-McMoran Copper & Gold, Floating Rate No $    97,348
                Total Materials                                  $    97,348
                Capital Goods - 1.2 %
                Building Products - 1.2 %
500,000   9.12  Builders Firstsource, Inc., Floating Rate Note,  $   406,875
                Total Capital Goods                              $   406,875
                Food, Beverage & Tobacco - 2.1 %
                Brewers - 2.1 %
700,000         Argentine Beverages, 7.375%, 3/22/12 (144A)      $   703,500
                Total Food, Beverage & Tobacco                   $   703,500
                Health Care Equipment & Services - 0.1 %
                Health Care Services - 0.1 %
50,000          Universal Hospital Services, Floating Rate Note, $    47,500
                Total Health Care Equipment & Services           $    47,500
                Banks - 0.7 %
                Thrifts & Mortgage Finance - 0.7 %
250,000   5.00  Washington Mutual Bank, Floating Rate Note, 5/1/ $   234,777
                Total Banks                                      $   234,777
                Diversified Financials - 0.8 %
                Multi-Sector Holding - 0.8 %
250,000   9.02  Blue Fin, Ltd., Floating Rate Note, 4/10/12      $   249,525
                Total Diversified Financials                     $   249,525
                Technology Hardware & Equipment - 1.4 %
                Communications Equipment - 1.4 %
500,000         Mastec, Inc., 7.625%, 2/1/17                     $   462,500
                Total Technology Hardware & Equipment            $   462,500
                TOTAL CORPORATE BONDS
                (Cost  $2,363,024)                               $  2,202,025

                SENIOR FLOATING RATE LOAN INTERESTS - 82.5 % *
                Energy - 4.0 %
                Oil & Gas Exploration & Production - 4.0 %
279,750   9.23  Concho Resources, Term Loan, 3/27/12             $   274,854
500,000   8.35  Sandridge Energy, Floating Rate Loan, 4/1/14         478,750
250,000   8.94  Venoco, Inc., 2nd Lien Term Loan, 5/7/14             238,750
357,429   7.08  W&T Offshore, Inc., Tranche B Term Loan, 5/26/10     353,854
                                                                 $  1,346,208
                Total Energy                                     $  1,346,208
                Materials - 6.8 %
                Aluminum - 0.7 %
171,875   0.00  Novelis Corp., U.S. Term Loan, 7/6/14            $   158,340
78,125    0.00  Novelis Corp., Canadian Term Loan, 7/6/14             71,973
                                                                 $   230,313
                Diversified Chemical - 1.1 %
250,000   0.00  Huntsman International LLC, New Term B Loan, 4/1 $   237,500
75,004    0.00  Ineos U.S. Finance LLC, Term B2 Facility Loan, 12/16  69,535
74,996    0.00  Ineos U.S. Finance LLC, Term C2 Facility Loan, 1      69,528
                                                                 $   376,563
                Paper Packaging - 2.7 %
990,000   6.84  Georgia-Pacific Corp., Add-On Term Loan, 12/20/1 $   916,369
                Precious Metals & Minerals - 1.0 %
354,306   7.33  Algoma Steel, Inc., Term Loan, 6/20/14           $   330,390
                Steel - 1.3 %
497,500   9.09  Niagara Corp., Term Loan, 6/29/14                $   437,800
                Total Materials                                  $  2,291,435
                Capital Goods - 4.1 %
                Aerospace & Defense - 0.7 %
107,720   0.00  Standard Aero, Ltd., Tranche B-2 Loan, 7/31/14   $   106,104
142,280   0.00  DAE Aviation Holdings, Tranche B-1 Loan, 7/31/14     141,835
                                                                 $   247,939
                Construction & Engineering - 3.4 %
1,000,000 9.72  Custom Building Products, 2nd Lien Term Loan, 4/ $   900,000
229,486   7.59  URS Corp., Tranche B Term Loan, 5/1/13               229,199
                                                                 $  1,129,199
                Total Capital Goods                              $  1,377,138
                Commercial Services & Supplies - 5.6 %
                Commercial Printing - 1.2 %
13,690    6.66  Cenveo Resources, Delayed Draw Loan, 6/21/13     $    12,715
410,838   6.66  Cenveo Resources, Term C Loan, 6/21/13               381,566
                                                                 $   394,281
                Diversified Commercial Services - 2.4 %
496,241   7.92  Collect Acquisition Corp., Term B Advance Loan,  $   469,361
248,750   7.36  Asset Acceptance Capital, Tranche B Term Loan, 6/5/1 238,800
150,000         Outsourcing Solutions, Inc., Term Loan, 9/30/10      148,500
                                                                 $   856,661
                Environmental & Facilities Services - 2.0 %
248,750   6.89  Synagro Technologies, Inc., 1st Lien Term Loan,  $   221,388
464,811   7.40  Waste Services, Tranche E Term Loan, 3/31/11         436,922
                                                                 $   658,310
                Total Commercial Services & Supplies             $  1,909,252
                Transportation - 1.5 %
                Air Freight & Couriers - 1.5 %
123,148   4.73  Ceva Group Plc, Dollar Pre-Funded Loan, 11/4/13  $   120,069
373,867   8.09  Ceva Group Plc, U.S. Term Loan, 11/4/13              364,520
                                                                 $   484,589
                Total Transportation                             $   484,589
                Automobiles & Components - 1.2 %
                Tires & Rubber - 1.2 %
175,000   6.43  Goodyear Tire & Rubber Co., 2nd Lien Term Loan,  $   160,344
250,000   8.50  Accuride Corp., Term Advance Loan, 1/31/12           241,094
                Total Automobiles & Components                   $   401,438
                Consumer Durables & Apparel - 4.7 %
                Apparel, Accessories & Luxury Goods - 2.2 %
752,989   6.78  Hanesbrands, Inc., Term B Loan, 9/5/13           $   728,164
                Homebuilding - 1.8 %
446,337   7.72  LandSource Communities Development, Facility B L $   348,462
500,000   9.52  LandSource Communities Development, 2nd Lien Ter     261,250
                                                                 $   609,712
                Housewares & Specialties - 0.7 %
248,750   7.33  Jarden Corp., Term Loan B3, 1/24/12              $   240,873
                Total Consumer Durables & Apparel                $  1,578,749
                Consumer Services - 4.8 %
                Casinos & Gaming - 4.8 %
416,667   7.23  Gateway Casinos & Entertainment, Term Advance Lo $   369,792
83,333    7.23  Gateway Casinos & Entertainment, Delayed Draw Lo      73,958
250,000   6.86  Riviera Holdings Corp., Term Loan, 6/8/14            231,250
166,667   7.25  Fontaineblue Las Vegas, Delayed Draw Term Loan, 5/17 149,167
333,333   8.40  Fontaineblue Las Vegas, Initial Term Loan, 5/17/     298,333
62,105    6.51  Seminole Tribe of Florida, Term B1 Delayed Draw       60,164
211,842   6.69  Seminole Tribe of Florida, Term B2 Delayed Draw      205,222
216,599   6.69  Seminole Tribe of Florida, Term B3 Delayed Draw      209,830
                                                                 $  1,597,716
                Total Consumer Services                          $  1,597,716
                Media - 4.1 %
                Broadcasting & Cable Television - 2.7 %
500,000   6.99  Charter Communications, Replacement Loan, 3/5/14 $   437,740
497,500   6.95  Knology, Inc.,Term Loan, 4/30/12                     455,213
                                                                 $   892,953
                Movies & Entertainment - 1.4 %
497,500   6.83  LodgeNet Entertainment, Closing Date Loan, 4/4/1 $   461,431
                Total Media                                      $  1,354,384
                Retailing - 2.8 %
                Specialty Stores - 2.8 %
989,975   7.52  Sally Holdings LLC, Term B Loan, 11/18/13        $   937,471
                Total Retailing                                  $   937,471
                Food, Beverage & Tobacco - 0.8 %
                Packaged Foods & Meats - 0.8 %
300,000   0.00  Dean Foods Co., Tranche B Term Loan, 4/2/14      $   280,534
                Total Food, Beverage & Tobacco                   $   280,534
                Household & Personal Products - 2.5 %
                Household Products - 2.5 %
923,269   6.83  Yankee Candle Co., Term Loan, 2/6/14             $   836,713
                Total Household & Personal Products              $   836,713
                Health Care Equipment & Services - 9.2 %
                Health Care Facilities - 6.3 %
461,330   7.33  CHS/Community Health Systems, Inc., Funded Term  $   426,908
30,936    7.33  CHS/Community Health Systems, Inc., Delayed Draw      28,628
248,682   7.09  Hanger Orthopedic Group, Inc., Tranche B Term Lo     236,870
995,017   7.01  Psychiatric Solutions, Inc., Term Loan, 7/1/12       962,064
51,724    6.97  Sun Health Care Group, Inc., Delayed Draw Term L      48,621
80,460    4.83  Sun Health Care Group, Inc., Synthetic LC Loan,       75,632
354,491   7.13  Sun Health Care Group, Inc., Term Loan, 4/12/14      333,222
                                                                 $  2,111,945
                Health Care Services - 1.2 %
422,980   7.63  Healthsouth Corp., Term Loan, 3/10/13            $   396,543
                Health Care Supplies - 1.7 %
124,687   7.08  Cardinal Health, Inc., Dollar Term Loan, 4/10/14 $   111,283
497,500   6.84  Inverness Medical Innovations, Term Loan, 6/26/1     460,188
                                                                 $   571,471
                Total Health Care Equipment & Services           $  3,079,959
                Pharmaceuticals & Biotechnology - 1.5 %
                Pharmaceuticals - 1.5 %
250,000   7.78  Mylan Laboratories, U.S. Tranche B Term Loan, 10 $   245,000
248,744   8.38  Talecris Biotherapeutics Holdings, 1st Lien Term     247,189
                                                                 $   492,189
                Total Pharmaceuticals & Biotechnology            $   492,189
                Diversified Financials - 4.2 %
                Consumer Finance - 0.8 %
143,342   7.58  Dollar Financial Corp., Canadian Loan, 10/30/12  $   138,325
105,399   7.58  Dollar Financial Corp., Delayed Draw Term Loan,      101,710
                                                                 $   240,035
                Investment Banking & Brokerage - 0.9 %
300,000   7.95  MSCI, Inc., Term B Loan, 11/15/12                $   299,625
                Other Diversified Financial Services - 1.2 %
250,000   6.66  Metavante Corp., Term Loan, 11/1/14              $   238,333
                Total Diversified Financials                     $   777,993
                Insurance - 4.6 %
                Insurance Brokers - 3.4 %
249,375   7.83  Alliant Holdings I, Inc., Term Loan, 8/21/14     $   235,659
91,253    6.07  HUB International Holdings, Delayed Draw Term Lo      82,128
406,454   7.33  HUB International Holdings, Initial Term Loan, 6     365,809
497,500   7.58  USI Holdings Corp., Tranche B Term Loan, 4/30/14     461,431
                                                                 $  1,145,027
                Multi-Line Insurance - 1.2 %
497,500   7.81  AmWins Group, Inc., Initial Term Loan, 6/11/13   $   398,000
                Total Insurance                                  $  1,543,027
                Software & Services - 0.4 %
                Application Software - 0.4 %
125,000   0.00  Nuance Communications, Term Loan, 3/13/31        $   118,359
                Total Software & Services                        $   118,359
                Technology Hardware & Equipment - 8.7 %
                Computer Storage & Peripherals - 2.7 %
495,000   6.90  Sungard Data Systems, New U.S. Term Loan, 2/12/1 $   459,989
498,744   7.27  Vangent, Inc., Term Loan, 2/14/13                    446,376
                                                                 $   906,365
                Electronic Equipment & Instruments - 2.9 %
495,000   8.14  Huawei-3Com Co., Ltd., Tranche B Term Loan,  9/2 $   475,200
493,137   6.84  Itron, Inc., Dollar Term Loan, 4/18/14               474,336
                                                                 $   949,536
                Electronic Manufacturing Services - 2.4 %
769,468   6.96  Baldor Electric Co., Term Loan, 1/31/14          $   746,796
48,377    6.63  Mosaic Co., Tranche B Term Loan, 12/1/13              48,342
                                                                 $   795,138
                Technology Distributors - 0.7 %
249,375   9.11  Scitor Corp., Term Loan, 9/28/14                 $   245,946
                Total Technology Hardware & Equipment            $  2,896,985
                Semiconductors - 2.5 %
                Semiconductors - 2.5 %
990,000   6.38  Freescale Semiconductor, Inc., Term Loan, 12/2/1 $   843,356
                Total Semiconductors                             $   843,356
                Telecommunication Services - 4.3 %
                Alternative Carriers - 0.7 %
248,745   7.35  Paetec Holding Corp., Replacement Loan, 2/28/13  $   235,168
                Integrated Telecommunication Services - 0.7 %
230,315   7.95  Telesat Canada, U.S. Term I Loan, 10/24/14       $   218,511
19,685    1.93  Telesat Canada, U.S. Term II Loan, 10/24/13           18,676
                                                                 $   237,187
                Wireless Telecommunication Services - 2.9 %
248,737   7.83  Cricket Communications, Term B Loan, 6/16/13     $   240,070
248,750   7.08  MetroPCS Wireless, Inc., New Tranche B Loan, 6/2     240,044
248,741   7.16  MetroPCS Wireless, Inc., New Tranche B Term Loan     232,883
250,000   7.58  Stratos Global Corp., Term B Facility Loan, 2/13     238,750
                                                                 $   951,747
                Total Telecommunication Services                 $  1,424,102
                Utilities - 5.8 %
                Independent Power Producer & Energy Traders - 5.8 %
493,756   7.08  Calpine Corp., Exit Term Loan, 3/29/09           $   441,912
93,750    6.83  Mach Gen LLC, Synthetic LC Loan, 2/8/14               84,750
897,187   7.00  Mach Gen LLC, Term B Loan, 2/8/14                    811,057
119,502   6.48  NRG Energy, Inc., Credit Linked Loan, 2/1/13         110,076
258,832   6.58  NRG Energy, Inc., Term Loan, 2/1/13                  238,417
249,375   8.40  Texas Competitive Electric Holdings, Initial Tra     229,963
                                                                 $  1,916,175
                Total Utilities                                  $  1,916,175
                TOTAL SENIOR FLOATING RATE LOAN INTERESTS
                (Cost  $29,727,289)                              $  27,487,772

                TEMPORARY CASH INVESTMENTS - 12.0 %
                Repurchase Agreement - 12.0 %
4,000,000       Bank of America, Inc., 2.94%, dated 1/31/08, repurchase price of $4,000,000 plus accrued interest on 2/1/08 collateralized by the following:

                    $2,130,964  Freddie Mac Giant, 5.0%, 7/1/35
                    $933,954  Freddie Mac Giant, 5.5%, 5/1/37
                    $1,053,235 Federal National Mortgage Association, 6.0%, 10/1/37
                    $343,812  U.S. Treasury Inflation Index, 3.8 $  4,000,000

                TOTAL TEMPORARY CASH INVESTMENTS                 $  4,000,000
                (Cost  $4,000,000)
                TOTAL INVESTMENT IN SECURITIES - 103.6 %         $  34,506,730
                (Cost  $36,955,256)(a)
                OTHER ASSETS AND LIABILITIES - (3.6) %           $  (1,195,261)
                TOTAL NET ASSETS - 100.0 %                       $  33,311,469

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At January 31, 2008, the value of these securities amounted to $1,188,500 or 3.6% of total net assets.

* Senior floating rate loan interests in which the Portfolio invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank
                Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

(a) At January 31, 2008, the net unrealized gain on investments based on cost for federal income tax purposes of $36,977,674 was as follows:

                Aggregate gross unrealized gain for all investments in which there is an excess of value over tax co $
26,880

                Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value
(2,497,824)

                Net unrealized loss                              $
(2,470,944)

(b)             Debt obligation with a variable interest rate.
                Rate shown is rate at period end.



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Series Trust VI

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date March 31, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date March 31, 2008



By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date March 31, 2008

* Print the name and title of each signing officer under his or her signature.